Intangible Assets - Sensitivity to Changes in Assumptions (Detail)	12 Months Ended
Dec. 31, 2020 MXN ($) item
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Risk premium basis points | item	1.00
Impairment charge on goodwill	$ 0
Change in WACC	0.20%
Change in Sales Growth CAGR	0.50%
Effect on Valuation	Passes by 1.34x
Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Risk premium basis points	1.00
Impairment charge on goodwill	$ 0
FEMSA Comercio - Health Division [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total carrying amount of goodwill	$ 6,681,000,000
Mexico [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.40%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 4.8x
Colombia [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.40%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 1x
Costa Rica [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	1.10%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 2.1x
Guatemala [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.60%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 29.7x
Nicaragua [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	1.70%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 1.1x
Panama [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.30%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 6.9x
Argentina [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	3.00%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 6.7x
Brazil [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.60%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 1.8x
Uruguay [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.40%
Change in Sales Growth CAGR	1.00%
Effect on Valuation	Passes by 2x
United States [member] | Cash Generating Units [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Risk premium basis points	1.00
Change in Sales Growth CAGR	0.50%
Effect on Valuation	Passes by 1.25x